SEPARATE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Schedule of Fair Value of Separate Accounts by Major Category of Investment
Information regarding the Separate Accounts of the Company is as follows (in millions):

	Separate Accounts with Guarantees			Non-Guaranteed Separate Accounts	Total
	Indexed	Non-Indexed Guarantee Less than/equal to 4%	Non-Indexed Guarantee More than 4%
	(in millions)
Premiums, considerations or deposits for the year ended December 31, 2018	$—	$—	$—	$239.0	$239.0

Reserves at December 31, 2018 for accounts with assets at:
Market value	$—	$—	$—	$1,664.6	$1,664.6
Amortized cost	30.3	373.5	—	—	403.8
Total reserves	$30.3	$373.5	$—	$1,664.6	$2,068.4

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$30.3	$—	$—	$—	$30.3
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	1,664.6	1,664.6
At market value
At book value without market value adjustment and with current surrender charge less than 5%	—	373.5	—	—	373.5
Subtotal	30.3	373.5	—	1,664.6	2,068.4
Not subject to discretionary withdrawal	—	—	—	—	—
Total (Gross: Direct and Assumed) (1)	$30.3	$373.5	$—	$1,664.6	$2,068.4
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(1)The Separate Accounts reserves are subject to $952.6 million of MODCO Reinsurance with Protective.